Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	318,417
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 5.19
RSU granted (in shares) | shares	297,136
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 4.29
RSUs vested (in shares) | shares	(226,945)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (5.20)
Balance as at the end (none of which are vested) | shares	388,608
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 4.50